UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 101.0%
Alaska 0.6%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	710,000	738,691
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,415,000	1,511,800
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,025,000	1,035,220

		3,285,711
Arizona 3.0%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,205,960
Series D, 5.5%, 1/1/2019	5,000,000	5,771,350
Arizona, State School Facilities Board, Certificates of Participation, Series A-2, 4.0%, 9/1/2015	2,750,000	2,907,190
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue, 5.0%, 7/1/2015	2,000,000	2,135,300
Pima County, AZ, Sewer Revenue, Series A, 3.0%, 7/1/2014	780,000	789,407
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,387,695

		17,196,902
California 8.6%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.09% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, State Department of Water Resources Power Supply Revenue, Series G-4, 5.0%, 5/1/2016	2,500,000	2,764,575
California, State General Obligation:
4.0%, 9/1/2014	4,000,000	4,090,680
5.0%, 2/1/2014	3,215,000	3,215,000
5.0%, 4/1/2021	6,000,000	7,165,500
5.25%, 4/1/2022	1,615,000	1,871,817
California, State Public Works Board, Lease Revenue, Various Capital Project, Series I, 5.0%, 11/1/2021	1,000,000	1,179,070
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,182,430
California, State Public Works Board, Lease Revenue, Various Capital Project, Series A, 4.0%, 4/1/2014	2,000,000	2,012,880
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series R-12322, 144A, 0.05% **, 7/1/2015, INS: AGMC, AMBAC, LIQ: Citibank NA	4,000,000	4,000,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.04% **, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,464,940
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,727,754
Series C, 5.0%, 5/1/2020	2,000,000	2,369,160
University of California, State Revenues, Series R-12236, 144A, 0.05% **, 10/1/2015, INS: AGMC, FGIC, LIQ: Citibank NA	4,580,000	4,580,000

		49,613,806
Colorado 0.9%
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,181,530
Colorado, State Housing & Finance Authority, State Unemployment Compensation, Series A, 5.0%, 5/15/2014	3,000,000	3,041,760
Denver City & County, CO, Airport Systems Revenue, Series A, AMT, 4.0%, 11/15/2015	250,000	264,880
Denver, CO, City & County Airport Revenue, Series A, AMT, 4.0%, 11/15/2014	485,000	499,841
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	275,000	283,266

		5,271,277
Connecticut 0.8%
Connecticut, State General Obligation:
Series D, 0.27% *, 9/15/2014	2,500,000	2,500,125
Series C, 4.0%, 6/1/2014	2,075,000	2,102,141

		4,602,266
Delaware 0.1%
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	290,000	293,297
Florida 6.5%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2014	1,065,000	1,099,442
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,276,880
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	2,980,798
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,135,167
Series A-1, 5.0%, 6/1/2021	1,910,000	2,183,741
Florida, Cityplace Community Development District Special Assessment Revenue, 5.0%, 5/1/2014	300,000	303,150
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	880,000	942,392
Florida, State Municipal Power Agency, Stanton II Project, Series A, 4.0%, 10/1/2014	520,000	532,943
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: NATL	2,135,000	2,143,049
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,342,861
Jacksonville, FL, St. Johns River Power Park System Revenue, Series 25, 4.0%, 10/1/2014	3,100,000	3,179,608
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,394,000
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 4.0%, 10/1/2014	2,650,000	2,716,859
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.06% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,799,225
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,706,000

		37,486,115
Georgia 2.9%
Athens-Clarke County, GA, Unified Government, 3.0%, 12/1/2014	1,300,000	1,330,966
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,117,770
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.0%, 11/1/2021	2,085,000	2,437,240
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	588,895
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,239,120
Series A, 5.0%, 2/15/2019	1,500,000	1,696,215
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.04% **, 8/1/2040, SPA: Royal Bank of Canada	3,975,000	3,975,000
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,831,062
Georgia, State General Obligation, Series B, Prerefunded 3/1/2014 @ 100, 5.0%, 3/1/2015	625,000	627,562
Henry County, GA, Water & Sewerage Authority Revenue, Series A, 4.0%, 2/1/2014	1,000,000	1,000,000

		16,843,830
Guam 0.1%
Guam, International Airport Authority, Series C, AMT, 3.0%, 10/1/2014	515,000	518,811
Hawaii 0.0%
Hawaii, State General Obligation, Series DQ, 5.0%, 6/1/2014	270,000	274,404

Idaho 0.1%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	30,000	30,048
Class III, AMT, 5.1%, 7/1/2023	110,000	110,106
Class III, AMT, 5.15%, 7/1/2023	250,000	250,605
Class III, AMT, 5.4%, 7/1/2021	45,000	45,115
Class III, AMT, 5.95%, 7/1/2019	225,000	225,634
Series E, AMT, 5.95%, 7/1/2020	20,000	20,046

		681,554
Illinois 5.7%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,834,923
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,694,085
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,148,670
Cook County, IL, General Obligation, Series A, 5.0%, 11/15/2015	2,500,000	2,701,600
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,716,350
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2020	1,630,000	1,897,744
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/2020	2,000,000	2,325,120
Illinois, State General Obligation:
4.0%, 8/1/2014	4,000,000	4,072,080
4.0%, 7/1/2015	2,500,000	2,614,450
Series A, 5.0%, 4/1/2015	1,000,000	1,050,470
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue, Series B, 5.0%, 12/15/2019	420,000	444,893
Lake County, IL, Forest Preserve District, Series A, 0.643% *, 12/15/2020	5,000,000	4,835,500

		33,335,885
Indiana 1.2%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,072,500
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,200,000	1,221,360
Indiana, State Municipal Power Agency, Series A, 0.06% **, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000

		7,183,860
Iowa 0.2%
Iowa, State Finance Authority Revenue, State Revolving Fund, 3.0%, 8/1/2015	1,000,000	1,042,070
Kansas 1.9%
Kansas, State Department of Transportation Highway Revenue:
Series C-2, 0.03% **, 9/1/2022, SPA: JPMorgan Chase Bank NA	6,900,000	6,900,000
Series A-2, 0.27% *, 9/1/2014	4,160,000	4,164,118

		11,064,118
Kentucky 0.5%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	265,000	268,403
Kentucky, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc. Project, Series B, 0.52% **, Mandatory Put 3/3/2014 @ 100, 4/1/2031	2,595,000	2,595,000

		2,863,403
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	2,485,000	2,615,239
Maryland 3.6%
Frederick County, MD, Public Facilities, Prerefunded 12/1/2015 @ 100, 5.0%, 12/1/2016	275,000	298,788
Maryland, State & Local Facilities, Series B, 5.0%, 3/15/2015	260,000	274,154
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	220,000	220,035
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	5,820,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, 3.0%, 7/1/2014	300,000	303,495
Montgomery County, MD, Bond Anticipation Notes, Series B, 0.06% **, 6/1/2026, SPA: Wells Fargo Bank NA	14,245,000	14,245,000

		21,161,472
Massachusetts 3.8%
Massachusetts, State Consolidated Loan, Series A, 0.04% **, 3/1/2026, SPA: Wells Fargo Bank NA	3,250,000	3,250,000
Massachusetts, State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series A7, 0.06% **, 1/1/2029, SPA: JPMorgan Chase Bank NA	8,000,000	8,000,000
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series M-3, 0.59%, Mandatory Put 1/30/2018 @ 100, 7/1/2038	5,000,000	5,000,400
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series T-3, 2.7%, Mandatory Put 2/20/2014 @ 100, 10/1/2037	500,000	500,555
Massachusetts, State Water Resources Authority Revenue, Series A-2, 0.04% **, 8/1/2037, SPA: TD Bank NA	4,000,000	4,000,000
Westwood, MA, General Obligation, 3.0%, 6/1/2014	1,065,000	1,075,043

		21,825,998
Michigan 3.8%
Detroit, MI, City School District, School Building & Site, Series A, 4.0%, 5/1/2014	2,000,000	2,017,060
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.0%, 7/1/2014	1,000,000	1,000,060
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.0%, 10/15/2015	1,500,000	1,615,740
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	508,435
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2014	1,225,000	1,241,415
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment:
Series A, 5.0%, 7/1/2014	7,000,000	7,143,010
Series B, 5.0%, 7/1/2021	4,175,000	4,726,434
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,425,910
Michigan, State Municipal Bond Authority, Clean Water Fund, Prerefunded 10/1/2014 @ 100, 5.0%, 10/1/2026	195,000	201,298

		21,879,362
Minnesota 0.1%
Minnesota, State General Obligation, 5.0%, 8/1/2015	400,000	428,928
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,200,550
Missouri 0.5%
Kansas City, MO, Airport Revenue, Series A, AMT, 5.0%, 9/1/2015	1,005,000	1,074,265
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	890,000	909,589
Series C, AMT, 5.6%, 9/1/2035	585,000	612,858
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	415,000	446,942

		3,043,654
Nebraska 0.9%
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series A, 2.5%, 9/1/2034	1,500,000	1,551,075
Series E, 3.0%, 3/1/2043	600,000	625,680
Series C, 4.5%, 9/1/2043	2,745,000	2,915,327

		5,092,082
Nevada 1.1%
Clark County, NV, Airport System Revenue, Series C-1, AMT, 2.5%, 7/1/2015	4,000,000	4,109,040
Nevada, State Unemployment Compensation Fund, Special Revenue, 4.0%, 12/1/2015	2,285,000	2,440,677

		6,549,717
New Jersey 2.3%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	145,694	147,770
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series J-4, Prerefunded 9/1/2014 @ 100, 5.0% **, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,142,000
New Jersey, State Building Authority, Series A, 5.0%, 6/15/2015	1,760,000	1,872,904
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2014	1,500,000	1,525,035
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series P, 5.0%, 9/1/2014	300,000	308,544
Series W, 5.0%, 3/1/2015	365,000	383,918
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.0%, 6/15/2020	2,000,000	2,338,680
Series A, 5.25%, 12/15/2014, INS: NATL	1,460,000	1,524,590

		13,243,441
New Mexico 1.1%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, "I", Series D, 5.35%, 9/1/2040	615,000	652,429
New Mexico, State Finance Authority, State Transportation Revenue, Series A, 4.0%, 6/15/2014	200,000	202,914
New Mexico, State Severance Tax, Series A, 5.0%, 7/1/2015	305,000	325,722
University of New Mexico, Systems Improvement Revenues, 0.05% **, 6/1/2026, SPA: JPMorgan Chase Bank NA	5,005,000	5,005,000

		6,186,065
New York 16.4%
New York, Metropolitan Transportation Authority Revenue, Series D, 4.0%, 11/15/2015	200,000	213,108
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
Series B-1, 0.03% **, 11/1/2022, LOC: State Street Bank & Trust Co.	5,900,000	5,900,000
3.0%, 11/1/2014	2,000,000	2,043,140
New York, State Dormitory Authority Revenue, State Personal Income Tax Revenue, Series E, 5.0%, 8/15/2014	415,000	425,964
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, NYC Municipal Water Finance Project, Series A, 5.0%, 6/15/2015	500,000	533,560
New York, State Local Government Assistance Corp.:
Series 8V, 0.03% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.05% **, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
Series A, 5.0%, 4/1/2014	480,000	483,931
New York, State Thruway Authority, Series J, 5.0%, 1/1/2024(a)	7,000,000	8,092,210
New York, State Thruway Authority General Revenue, Junior Indebtedness, Series A, 5.0%, 5/1/2019	3,845,000	4,475,849
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A-1, 4.0%, 4/1/2015	300,000	313,368
Series A, 5.25%, 4/1/2015, INS: NATL	425,000	450,228
New York, State Urban Development Corp. Revenue:
Series A3C, 0.04% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	3,090,000	3,090,000
Series A3A, 0.04% **, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,730,000	1,730,000
New York, Tobacco Settlement Financing Corp. Revenue, Asset Backed, Series B, 5.0%, 6/1/2020	1,250,000	1,364,288
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-2C, 0.04% **, 1/1/2032, LOC: U.S. Bank NA	2,000,000	2,000,000
Series B-3, 0.04% **, 1/1/2033, LOC: U.S. Bank NA	5,580,000	5,580,000
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2016	7,000,000	7,295,120
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2014	1,085,000	1,094,103
New York City, NY, Municipal Water Finance Authority, "A", Series 20090047, 144A, 0.07% **, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-2, 0.03% **, 6/15/2024, SPA: Royal Bank of Canada	2,260,000	2,260,000
Series B-4, 0.04% **, 6/15/2045, SPA: Northern Trust Co.	3,700,000	3,700,000
Series C, Prerefunded 6/15/2014 @ 100, 5.0%, 6/15/2019	440,000	447,999
New York City, NY, Transitional Finance Authority Revenue, Series 3, 0.05% **, 11/1/2022, SPA: Royal Bank of Canada	1,725,000	1,725,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series C-5, 0.05% **, 8/1/2031, SPA: Bank of America NA	9,730,000	9,730,000
Series A, 5.0%, 11/1/2014	1,030,000	1,067,708
New York, NY, General Obligation:
Series I, 0.07% **, 4/1/2036, LOC: Bank of America NA	4,800,000	4,800,000
Series J-8, 0.42% **, 8/1/2021	1,310,000	1,311,258
Series H-1, 5.0%, 3/1/2015	215,000	226,200
Series I, 5.0%, 8/1/2015	590,000	632,191
Series J, 5.0%, 8/1/2015	2,500,000	2,678,775
Port Authority of New York & New Jersey, Series 178, AMT, 4.0%, 12/1/2015	3,500,000	3,728,130

		94,992,130
North Carolina 2.1%
Charlotte, NC, Douglas Airport Revenue, Series C, 0.03% **, 7/1/2039, LOC: Wells Fargo Bank NA	2,410,000	2,410,000
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,262,100
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,684,260
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	40,000	40,359
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2014	280,000	283,441
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,186,440
Wake County, NC, General Obligation, Series D, 4.0%, 2/1/2015	260,000	270,031

		12,136,631
Ohio 3.0%
Columbus, OH, General Obligation, Series B, 5.0%, 2/15/2015	200,000	210,088
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2020	870,000	1,015,638
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,284,692
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	5,995,650
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2019	2,500,000	2,871,225
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	560,000	601,726
Ohio, State Infrastructure Improvement, Series B, 4.0%, 8/1/2014	2,500,000	2,548,475

		17,527,494
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	3,035,000	3,300,198
Pennsylvania 1.1%
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	55,000	55,365
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 4.0%, 7/1/2014	2,000,000	2,032,520
Series B, 5.0%, 7/1/2021	785,000	890,567
Pennsylvania, State General Obligation, First Series, 5.25%, 2/1/2014, INS: NATL	1,225,000	1,225,000
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	670,000	680,586
Pennsylvania, State Turnpike Commission Revenue, Series B, 1.19% **, 12/1/2019	1,500,000	1,529,595
Philadelphia, PA, Water & Wastewater Revenue, Series A, ETM, 5.0%, 8/1/2014, INS: AMBAC	200,000	204,870

		6,618,503
South Carolina 0.2%
Charleston County, SC, School District, 4.0%, 2/1/2014	400,000	400,000
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	526,955

		926,955
South Dakota 0.3%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,675,000	1,802,652
Tennessee 1.1%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,300,514
Shelby County, TN, General Obligation, Series A, 5.0%, 4/1/2015	320,000	338,006
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	645,000	665,027
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	2,315,000	2,420,934
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	830,000	903,032
Series 1A, AMT, 4.5%, 1/1/2038	890,000	943,089

		6,570,602
Texas 16.2%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,157,210
Alvin, TX, Independent School District, School House, Series B, 2.0%, Mandatory Put 8/15/2015 @ 100, 2/15/2039(a)	3,750,000	3,833,100
Barbers Hill, TX, Independent School District Building, 4.0%, 2/15/2022	2,350,000	2,623,775
Clear Creek, TX, Independent School District, Series B, 2.0%, Mandatory Put 8/14/2015 @ 100, 2/15/2038	5,000,000	5,113,900
Dallas, TX, Refunding & Improvement, Series A, 4.0%, 2/15/2015	1,030,000	1,071,015
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,586,380
5.0%, 10/1/2021	2,000,000	2,377,820
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,680,990
Fort Worth, TX, General Obligation:
3.0%, 3/1/2014	1,000,000	1,002,390
5.0%, 3/1/2016	4,260,000	4,671,005
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B, 0.24% *, 6/1/2014	580,000	579,901
Houston, TX, Airport Systems Revenue, Series A, 5.0%, 7/1/2016	625,000	690,481
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2014	150,000	150,612
Mission, TX, State Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Series A, 0.45% **, Mandatory Put 4/1/2014 @ 100, 1/1/2020	1,170,000	1,170,000
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,419,790
San Antonio, TX, Electric & Gas Revenue:
Series A, ETM, 5.25%, 2/1/2014	195,000	195,000
5.375%, 2/1/2014	200,000	200,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.04% **, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,805,144
Texas, Aldine Independent School District, School Building, 5.0%, 2/15/2016	2,115,000	2,316,792
Texas, Dallas-Fort Worth International Airport Revenue:
Series E, AMT, 4.0%, 11/1/2015	1,200,000	1,267,764
Series F, AMT, 5.0%, 11/1/2014	500,000	517,105
Series A, 5.0%, 11/1/2016	4,000,000	4,480,200
Series D, 5.0%, 11/1/2022	1,485,000	1,681,332
Series D, 5.0%, 11/1/2023	2,890,000	3,247,522
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series C, 2.0%, Mandatory Put 2/15/2014 @ 100, 10/1/2017	5,060,000	5,063,188
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,856,965
Texas, Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc.:
AMT, 0.7% **, Mandatory Put 5/1/2014 @ 100, 1/1/2026(a)	3,000,000	3,000,000
AMT, 1.5%, Mandatory Put 8/1/2014 @ 100, 8/1/2020	5,000,000	5,012,250
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.863% *, 9/15/2017, GTY: JPMorgan Chase & Co.	3,670,000	3,627,722
Texas, Spring Branch Independent School District House, 3.0%, Mandatory Put 6/15/2015 @ 100, 6/15/2041	2,000,000	2,066,920
Texas, State A & M University Revenue, Financing System:
Series A, 5.0%, 5/15/2015	250,000	265,608
Series D, 5.0%, 5/15/2015	275,000	292,168
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
5.0%, 12/15/2014	1,600,000	1,660,704
5.0%, 12/15/2021	3,000,000	3,309,360
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,705,380
Texas, Trinity River Authority, Regional Wastewater Systems Revenue, 5.0%, 8/1/2014	4,805,000	4,922,434
University of North Texas, 3.0%, 4/15/2014	1,000,000	1,005,820
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,736,048
5.0%, 12/15/2017	1,270,000	1,451,343

		93,815,138
Utah 0.4%
Davis County, UT, Sales Tax Revenue, Series B, Prerefunded 4/1/2014 @ 100, 5.25%, 10/1/2023, INS: AMBAC	305,000	307,617
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	60,000	61,132
Utah, Housing Finance Agency, Single Family Mortgage, Series C, Class III, AMT, 6.25%, 7/1/2014	5,000	5,012
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	305,000	305,604
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	515,000	516,004
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	50,000	50,040
Utah, State General Obligation:
Series B, 4.0%, 7/1/2015	450,000	474,543
Series B, 5.0%, 7/1/2014	250,000	255,117
Series A, 5.0%, 7/1/2015	530,000	566,400

		2,541,469
Virginia 2.0%
Loudoun County, VA, General Obligation, Series A, 4.0%, 7/1/2014	200,000	203,262
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment, Series A, Prerefunded 2/1/2014 @ 100, 5.0%, 2/1/2021	1,975,000	1,975,000
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.05% **, 11/1/2036, SPA: Wells Fargo Bank NA	5,130,000	5,130,000
Virginia, State Commonwealth Transportation Board, Grant Anticipation Revenue Notes, 5.0%, 9/15/2021	1,500,000	1,782,270
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	268,954
Series B, 5.0%, 11/1/2016	1,060,000	1,190,974
Virginia, State Resource Authority, Clean Water Revenue, State Revolving Fund, Prerefunded 10/1/2014 @ 100, 5.0%, 10/1/2023	1,250,000	1,290,287

		11,840,747
Washington 5.2%
Pierce County, WA, Tacoma School District No.10, 2.0%, 12/1/2014	1,000,000	1,014,820
Port of Seattle, WA, Revenue Bond, Series B, AMT, 3.0%, 8/1/2014	2,750,000	2,786,740
Seattle, WA, General Obligation, 2.5%, 12/1/2014	710,000	724,023
Washington, State General Obligation:
Series 2599, 144A, 0.05% **, 1/1/2016, LIQ: JPMorgan Chase Bank NA	9,005,000	9,005,000
Series 3087, 144A, 0.05% **, 7/1/2016, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series R-2014A, 3.0%, 7/1/2015	6,000,000	6,239,700
Series C, 5.0%, 1/1/2015, INS: AMBAC	550,000	574,453
Series R-2011-A, 5.0%, 1/1/2015	725,000	757,233
Series R-2012A, 5.0%, 7/1/2020	6,625,000	7,913,231
Washington, State Motor Vehicle Fuel Tax, Series R-B, 4.0%, 1/1/2015	125,000	129,413

		30,144,613
Wisconsin 0.9%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	5,000	5,019
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,187,660
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2014 @ 100, 5.0%, 5/1/2016, INS: NATL	200,000	202,442
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,044,920
Wisconsin, State Transportation Revenue, Series 1, 4.0%, 7/1/2014	2,000,000	2,032,440

		5,472,481

Total Municipal Bonds and Notes (Cost $574,277,272)		585,473,430

	Shares	Value ($)
Open-End Investment Company 0.0%
BlackRock MuniCash, 0.02% *** (Cost $81,424)	81,424	81,424

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $574,358,696) †	101.0	585,554,854
Other Assets and Liabilities, Net	(1.0)	(5,880,005)

Net Assets	100.0	579,674,849

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2014.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2014.

*** Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $574,358,696.  At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $11,196,158.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,655,929 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $459,771.

(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes(b)	$—	$585,473,430	$—	$585,473,430
Open-End Investment Company	81,424	—	—	81,424
Total	$81,424	$585,473,430	$—	$585,554,854

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014